Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 649,792,000
Previously Paid Amount	0
Total Fee Amount	95,909.3
Total Offset Amount	0
Net Fee	$ 95,909.3